Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Millions		Total	Common Stock	Parent Equity (Deficit)	Additional Paid-in Capital	Accumulated Retained Earnings
Equity, beginning balance at Dec. 31, 2013		$ (535)		$ (535)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)		167		167
Net transfers (to) from Parent		(39)		(39)
Capital contribution from Parent		48		48
Distribution to Parent		(14)		(14)
Equity, ending balance at Dec. 31, 2014		(373)		(373)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)		174		174
Net transfers (to) from Parent		95		95
Distribution to Parent		(2)		(2)
Equity, ending balance at Dec. 31, 2015		$ (106)		(106)
Shares, ending balance at Dec. 31, 2015		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)	[1]	$ 168		140		$ 28
Net transfers (to) from Parent		(567)		(567)
Capital contribution from Parent		672		672
Issuance of common stock, value	[2]		$ 1	(1)
Issuance of common stock, shares	[2]		99,000,000
Reclassification of Parent equity to additional paid-in capital	[2]			$ (138)	$ 138
Equity, ending balance at Dec. 31, 2016		$ 167	$ 1		138	28
Shares, ending balance at Dec. 31, 2016		98,802,597	99,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)		$ 101				101
Deferred intercompany transaction	[3]	9			9
Activity related to share-based compensation		6			6
Equity, ending balance at Jun. 30, 2017		$ 283	$ 1		153	129
Shares, ending balance at Jun. 30, 2017		99,082,128	99,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)		$ 51
Equity, ending balance at Jun. 30, 2017		$ 283	$ 1		$ 153	$ 129
Shares, ending balance at Jun. 30, 2017		99,082,128	99,000,000

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	Parent equity (deficit) was reclassified and allocated between common stock and additional paid-in capital based on the number of shares issued and outstanding as of the stock split that occurred on January 3, 2017. See Note 1: Organization for further discussion.
[3]	Refer to Note 9: Income Taxes for further discussion.